Consolidated Statement of Changes In Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Subsidiaries INR (₨)	Issued capital INR (₨)	Issued capital USD ($)	Share premium INR (₨)	Share premium USD ($)	Hedge reserve INR (₨)	Hedge reserve USD ($)	Share based payment reserve INR (₨)	Share based payment reserve USD ($)	Retained earnings / (losses) INR (₨)	Retained earnings / (losses) USD ($)	Capital reserve INR (₨)	Capital reserve USD ($)	Debenture redemption reserve INR (₨)	Debenture redemption reserve USD ($)	Foreign currency translation reserve INR (₨)	Foreign currency translation reserve USD ($)	Total INR (₨)	Total USD ($)	Non- controlling interests INR (₨)	Non- controlling interests USD ($)	Non- controlling interests Subsidiaries INR (₨)
Beginning balance at Mar. 31, 2023	₨ 118,400			₨ 4,808		₨ 154,136		₨ (618)		₨ 5,886		₨ (53,610)		₨ (5,497)		₨ 1,200		₨ 547		₨ 106,852		₨ 11,548
Profit for the year	4,147											3,404								3,404		743
Other comprehensive income / (loss) for the year	(2,287)							(2,076)				(14)						(68)		(2,158)		(129)
Total comprehensive income for the year	1,860							(2,076)				3,390						(68)		1,246		614
Shares issued during the year	2			0		17				(15)										2
Share-based payment expense	2,278									2,278										2,278
Equity component of debentures and shares issued by subsidiaries	4,767																					4,767
Acquisition of interest by non-controlling interest in subsidiaries												30								30		(30)
Acquisition of non-controlling interest	15													252						252		(237)
Allocation of other equity to non controlling interest	(0)											58		(17)		0		(5)		36		(36)
Amount transferred to the carrying amount of property, plant and equipment	827							827												827
Transfer to / transfer from debenture redemption reserve (net)												5				(5)
Shares bought back, held as treasury stock	(4,926)											(4,926)								(4,926)
Change in fair value of put option liability / derecognition of non-controlling interests	(1,526)											(1,380)								(1,380)		(146)
Ending balance at Mar. 31, 2024	121,697			4,808		154,153		(1,867)		8,149		(56,433)		(5,262)		1,195		474		105,217		16,480
Profit for the year	4,591											3,814								3,814		777
Other comprehensive income / (loss) for the year	30							(150)				40						87		(23)		53
Total comprehensive income for the year	4,621							(150)				3,854						87		3,791		830
Shares issued during the year	0		₨ 1,829	0		51				(51)										0				₨ 1,829
Share-based payment expense	2,402									2,402										2,402
Forfeiture of vested options										(103)		103
Acquisition of non-controlling interest	(429)													425								(429)
Allocation of other equity to non controlling interest												(305)		399		(118)		4		(20)		20
Amount transferred to the carrying amount of property, plant and equipment	1,427							1,427												1,427
Transfer to / transfer from debenture redemption reserve (net)												(759)				759
Change in fair value of put option liability / derecognition of non-controlling interests	(435)											(215)								(215)		(220)
Ending balance at Mar. 31, 2025	131,112			4,808		154,204		(590)		10,397		(53,755)		(4,863)		1,836		565		112,602		18,510
Profit for the year	10,385	$ 111										9,841								9,841		544
Other comprehensive income / (loss) for the year	(238)	(3)
Other comprehensive income / (loss) for the year	190							1,160				32						(1,069)		123		67
(Gain) recycled to profit & loss (refer Note 29)	(428)	(5)																(428)		(428)
Total comprehensive income for the year	10,147	108						1,160				9,873						(1,497)		9,536		611
Shares issued during the year	542		489	0		1,161				(619)										542				489
Share-based payment expense	1,779									1,779										1,779
Forfeiture of vested options										(328)		328
Acquisition of subsidiary	100																					100
Disposal of subsidiary	(400)																					(400)
Allocation of other equity to non controlling interest												(77)		1		(56)		(149)		(281)		281
Amount transferred to the carrying amount of property, plant and equipment	513							513												513
Transfer to / transfer from debenture redemption reserve (net)												(759)				759
Dividend paid by Subsidiary			₨ (613)																					₨ (613)
Change in fair value of put option liability / derecognition of non-controlling interests	727											1,169								1,169		(442)
Ending balance at Mar. 31, 2026	₨ 144,396	$ 1,538		₨ 4,808	$ 51	₨ 155,365	$ 1,656	₨ 1,083	$ 12	₨ 11,229	$ 120	₨ (43,221)	$ (461)	₨ (4,862)	$ (52)	₨ 2,539	$ 27	₨ (1,081)	$ (12)	₨ 125,860	$ 1,340	₨ 18,536	$ 198